OFFSETTING	12 Months Ended
Dec. 31, 2015
Offsetting Assets [Abstract]
OFFSETING

NOTE 38: OFFSETTING

Financial assets and liabilities are offset and the net amount is reported in the balance sheet only if the Group holds a legally enforceable right to set-off the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The Group uses master netting agreements to mitigate counterparty credit risk in certain transactions, including derivative contracts, repurchase and reverse repurchase agreements, and securities borrowed and loaned agreements. A master netting agreement is a single contract with a counterparty that permits multiple transactions governed by that contract to be terminated and settled through a single payment in a single currency in the event of a default (such as bankruptcy, failure to make a required payment or securities transfer or deliver collateral or margin when due after expiration of any grace period).

The following table provides information on the impact of offsetting on the balance sheet of the Group, as at December 31, 2014 and 2015, as well as the financial impact of netting of instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2014				December 31, 2015
		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total

Gross amounts of recognised financial assets		4,746	24	4,770		3,876	6	3,882
Gross amounts of recognised financial liabilities set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial assets presented in the balance sheet		4,746	24	4,770		3,876	6	3,882

Related amounts not set off in the balance sheet	Financial instruments	(949)	(24)	(973)		(2,108)	(6)	(2,114)
		Cash collateral received	(745)	-	(745)		(513)	-	(513)
Net amount		3,052	-	3,052		1,255	-	1,255

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2014 and 2015.

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2014				December 31, 2015
		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions (2)	Total		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions (2)	Total

Gross amounts of recognised financial liabilities		5,704	3,590	9,294		4,623	101	4,724
Gross amounts of recognised financial assets set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial liabilities presented in the balance sheet		5,704	3,590	9,294		4,623	101	4,724

Related amounts not set off in the balance sheet	Financial instruments	(1,430)	(3,590)	(5,020)		(1,296)	(100)	(1,396)
		Cash collateral pledged	(1,218)	-	(1,218)		(995)	-	(995)
Net amount		3,056	-	3,056		2,332	1	2,333

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2014 and 2015.
(2)	Of which, EUR 101 million (2014: EUR 3,586 million) included in Securities sold under agreements to repurchase and NIL (2014: EUR 4 million) included in Accounts payable, Accrued expenses and Other liabilities at December 31, 2015.